Group information	12 Months Ended
Mar. 31, 2025
Group Information
Group information

6.	Group information

A.	The Group’s subsidiaries along with the proportion of ownership interests and the voting rights held directly or indirectly by the Parent Company are disclosed below. The country of incorporation is also their principal place of business. The consolidated financial statements of the Group includes:

Information about group subsidiaries

			% Equity interest
Name	Principal activities	Country of incorporation	March 31, 2024		March 31, 2025
THCL Travel Holding Cyprus Limited	Investment Company	Cyprus	100		100
Yatra USA Corp	Investment Company	USA	100	**	100	**
Yatra USA, LLC	Travel & Travel related services	USA	100		100
Asia Consolidated DMC Pte. Ltd.	Travel & Travel related services	Singapore	100		100
Middle East Travel Management Company Private Limited	Travel & Travel related services	India	100		100
Yatra Online Limited	Travel & Travel related services	India	64.46	*	64.46	*
Yatra Corporate Hotel Solutions Private Limited	Travel & Travel related services	India	64.46	#	64.46	#
TSI Yatra Private Limited	Travel & Travel related services	India	64.46	#	64.46	#
Yatra TG Stays Private Limited	Travel & Travel related services	India	64.46	#	64.46	#
Yatra Hotel Solutions Private Limited	Travel & Travel related services	India	64.46	#	64.46	#
Yatra for Business Private Limited	Travel & Travel related services	India	64.46	#	64.46	#
Travel.Co.In Private Limited	Travel & Travel related services	India	64.46	#	64.46	#
Yatra Online Freight Services Private Limited	Freight forwarding services	India	64.46	#	64.46	#
Yatra Middle East L.L.C-FZ	Computer programming, consultancy and related activities, arranging and assembling tours and forwarding of freight	United Arab Emirates	64.46	***	64.46	***
Yatra MICE and Holidays Limited (formerly known as Adventure & Nature Network Private Limited)	Travel & Travel related services	India	-		63.82	****
Globe All India Services Limited	Travel & Travel related services	India	-		64.46	*

*	Remaining shares of 35.54% (March 31, 2024: 35.54%) are held by the public and institutional shareholder (non-controlling shareholder) as at March 31, 2025. Refer to note 29.

**	Includes 18.63% (March 31, 2024: 18.63%) Class F Shares owned by Terrapin 3’s founder stockholders having no voting right. Terrapin 3’s founder stockholders also own Class F Shares in the Company having no economic value and have an exchange right to acquire Ordinary Shares of the Company.

***	On February 9, 2023, Yatra Middle East L.L.C.-FZ was incorporated in Dubai, United Arab Emirates with principal activity of Computer programming, consultancy and related activities, arranging and assembling tours and forwarding of freight. Yatra Online, Inc. (the “Company”), through its subsidiary, Yatra Online Limited holds all of the outstanding shares of Yatra Middle East L.L.C.-FZ.

Remaining shares of 35.54% (March 31, 2024: 35.54%) are held indirectly by the non-controlling shareholder as at March 31, 2025 through Yatra Online Limited.

****	Remaining shares of 36.18% are held are held indirectly by the non-controlling shareholder as at March 31, 2025 through Yatra Online Limited.

#	Remaining shares of 35.54% (March 31, 2024: 35.54%) are held indirectly by the non-controlling shareholder as at March 31, 2025 through Yatra Online Limited.

B.	Joint Venture

The Group had a 50% interest in Yatra MICE and Holidays Limited (formerly known as Adventure & Nature Network Private Limited) as at March 31, 2024 which has became subsidiary from joint venture during the year. For more detail, refer to Note 14.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

C.	Non-controlling interests

Details of subsidiaries that have material non-controlling interests

The non-controlling interests that are material to the Group primarily relates to Yatra Online Limited (Indian subsidiary and its step-down subsidiaries) as at and for the year ended March 31, 2025.

The table below shows summarized consolidated financial information of Yatra Online Limited, before intercompany eliminations:

(i) Consolidated statement of financial position

	As at March 31
	2024	2025	2025
	INR	INR	USD
Non- current assets	1,526,239	2,982,968	34,916
Current assets	10,538,735	10,086,815	118,071
Non- current liabilities	339,769	415,344	4,862
Current liabilities	4,454,016	4,979,925	58,292
Total equity	7,271,189	7,674,514	89,833

Attributable to:
Non – controlling interest	2,371,802	2,501,141	29,277
Equity attributable to equity holders of the parent	4,899,387	5,173,373	60,556

(ii) Consolidated statement of profit or loss and other comprehensive income or loss

	For the year ended March 31
	2023	2024	2025	2025
	INR	INR	INR	USD

Revenue	3,801,597	4,186,676	7,950,976	93,070
Other income	144,954	102,294	113,653	1,330
Expenses	(3,595,026)	(4,195,487)	(7,779,148)	(91,059)
Finance income	28,760	157,132	203,964	2,388
Finance cost	(234,097)	(245,957)	(101,256)	(1,185)
Listing and related expenses	(23,591)	(54,238)	-	-
Tax expense	(45,697)	(32,514)	14,472	169
Profit/ Loss) for the year	76,900	(82,094)	402,661	4,713
Other comprehensive income for the year, net of tax	(10,458)	(5,958)	(3,058)	(36)
Total comprehensive income / (loss) for the year, net of tax	66,442	(88,052)	399,603	4,677

(Loss)/ Profit for the year attributable to:
Non-controlling interests	1,084	(29,175)	130,426	1527
Equity holders of the parent	75,816	(52,919)	272,236	3,187

Total comprehensive income / (loss) attributable to:
Non-controlling interests	937	(31,293)	129,344	1,514
Equity holders of the parent	65,505	(56,759)	270,259	3,164

(iii) Consolidated statement of cash flows

	For the year ended March 31
	2023	2024	2025	2025
	INR	INR	INR	USD
Net cash used in operating activities	(1,530,819)	(1,424,478)	(886,480)	(10,377)
Net cash used in/ generated from investing activities	(166,655)	(2,337,311)	936,981	10,968
Net cash generated/ (used) in financing activities	1,384,190	4,663,085	(1,022,045)	(11,964)
Net increase/ (decrease) in cash and cash equivalents	(313,284)	901,296	(971,544)	(11,373)

D.	Change in interest without loss of control

Pursuant to Indian IPO of Yatra Online Limited (“Indian subsidiary”), non-controlling interest share has increased from 1.41% to 35.54%. Following is a schedule of change in interest without loss of control:

For the year ended March 31, 2024

Cash consideration received from non-controlling shareholders*	7,688,896
Less: Proportionate interest of non-controlling shareholder in net asset of Indian subsidiary	2,656,614
Difference recognized in Non-controlling interest reserve within equity	5,032,282

*	disclosed as “Change in non-controlling interest” under financing activities in Consolidated Statement of Cash flow

Additional NCI measurement on the date of change in interest:

Proportionate interest of non-controlling shareholder in net asset of Indian subsidiary	2,656,614
Less: Transaction costs attributed to NCI	278,757
Amount recognized as NCI	2,377,857

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)